CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $
Assets
Cash, cash equivalents and short-term securities (Note 5)	$ 9,575	$ 9,506
Debt securities (Notes 5 and 6)	81,606	74,443
Equity securities (Notes 5 and 6)	4,787	4,634
Mortgages and loans (Notes 5 and 6)	48,222	46,822
Derivative assets (Notes 5 and 6)	1,548	1,112
Other invested assets (Note 5)	5,357	4,830
Policy loans (Note 5)	3,218	3,222
Investment properties (Note 5)	7,306	7,157
Invested assets	161,619	151,726
Other assets (Note 8)	5,216	4,498
Reinsurance assets (Notes 10 and 11)	4,024	4,141
Deferred tax assets (Note 20)	1,455	1,209
Intangible assets (Note 9)	2,083	1,779
Goodwill (Note 9)	5,832	5,412
Total general fund assets	180,229	168,765
Investments for account of segregated fund holders (Note 22)	116,973	103,062
Total assets	297,202	271,827
Liabilities
Insurance contract liabilities (Note 10)	131,184	121,923
Investment contract liabilities (Note 10)	3,116	3,164
Derivative liabilities (Notes 5 and 6)	2,040	2,295
Deferred tax liabilities (Note 20)	406	322
Other liabilities (Note 12)	14,937	12,153
Senior debentures (Note 13)	500	1,299
Subordinated debt (Note 14)	3,538	3,039
Total general fund liabilities	155,721	144,195
Insurance contracts for account of segregated fund holders (Note 22)	110,269	96,663
Investment contracts for account of segregated fund holders (Note 22)	6,704	6,399
Total liabilities	272,694	247,257
Equity
Issued share capital and contributed surplus	10,619	10,749
Shareholders’ retained earnings and accumulated other comprehensive income	12,779	12,957
Total shareholders’ equity	23,398	23,706
Participating policyholders’ equity	1,091	864
Non-controlling interests’ equity	19	0
Total equity	24,508	24,570
Total liabilities and equity	$ 297,202	$ 271,827
Exchange rates at the end of the reporting periods (in USD per share) | $ / $	1.30	1.36